Convertible Debt and Treasury Stock - Treasury Stock (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2018	Feb. 29, 2016
Treasury Stock
Payment for repurchase of ordinary shares	$ 249,263	$ 47,624	$ 26,125
2016 Program
Treasury Stock
Number of ordinary shares repurchased		3.4
Payment for repurchase of ordinary shares		$ 302,600
2016 Program | Maximum
Treasury Stock
Amount authorized to repurchase					$ 500,000
2018 Program
Treasury Stock
Amount authorized to repurchase	$ 500,000
Number of ordinary shares repurchased	0.3
Payment for repurchase of ordinary shares	$ 20,400
2018 Program | Maximum
Treasury Stock
Amount authorized to repurchase				$ 500,000